Employee Benefit Plans (Stock Based Compensation) (Narrative) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	149
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	38
Expected Range Of Shares Awarded Annually Under Long Term Incentive Plan	1.0% to 1.5%
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	$ 49	$ 57	$ 80
Employee Service Share-based Compensation, Cash Received from Exercise of Stock Options	17	41	187
Employee Service Share-based Compensation, Tax Benefit Realized from Exercise of Stock Options	69	89	125
Employee Service Share Based Compensation Tax Benefit Realized From Vesting Of Performance Share Units	17	48	49
Employee Service Share Based Compensation Cash Flow Tax Benefit Reported		64	103
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	157
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Vested In Period Total Fair Value	$ 165	$ 247	$ 226
Stock Options/Stock Appreciation Rights SARS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 14.02	$ 18.69	$ 28.36
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	$ 214	$ 281	$ 425
Performance Share Units/Other Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options and Other Restricted Awards Exercised In Period Total Intrinsic Value	$ 61	$ 151	$ 154
Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 91.63	$ 120.36	$ 125.41